Note 1 - Basis of Presentation and General Information (Details Textual)			6 Months Ended
	May 06, 2025 USD ($) shares	Mar. 30, 2023 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2025	Dec. 31, 2024
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares			21,807,619
Common Stock, Shares, Outstanding (in shares) | shares			120,269,324
Net Assets | $	$ 699,239,000
Payments of Distributions to Affiliates | $			$ 100,000,000	$ (0)
Number of Container Vessels			68			68
Carrying Capacity of Vessels at Period End (TEU)			512,989			512,989
LIBERIA
Number of Subsidiaries			83
MARSHALL ISLANDS
Number of Subsidiaries			13
Company Incorporated Under Laws of Jersey [Member] | LIBERIA
Number of Subsidiaries			5
Company Incorporated Under Laws of Jersey [Member] | MARSHALL ISLANDS
Number of Subsidiaries			46
Company Incorporated Under Laws of Jersey [Member] | JERSEY
Number of Majority Owned Subsidiaries			1
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			314,891	1,088,601
Neptune [Member]
Business Acquisition, Percentage of Voting Interests Acquired		75.00%
Number of Dry-bulk Vessels		3
Neptune [Member] | Common Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired		40.00%
Neptune [Member] | Preferred Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired		79.05%
Neptune [Member]
Investment, Agreed Amount | $		$ 200,000,000
Costamare Bulkers Holdings Limited (CBHL) [Member]
Number of Controlled Companies					67
Number of Controlled Companies, Dry Bulk Vessels Owned					38
Number of Controlled Companies, Dry Bulk Vessels Previously Owned or To-Be-Sold					17
Number of Controlled Companies, Dry Bulk Vessels To-Be-Acquired					12
Costamare Bulkers Inc. (“CBI”) [Member]
Conversion of Stock, Shares Issued (in shares) | shares	5
Net Assets | $	$ 699,239
Payments of Distributions to Affiliates | $	100,000
Payment for Debt Extinguishment or Debt Prepayment Cost | $	$ 150,225
Costamare Shareholders [Member] | Costamare Bulkers Inc. (“CBI”) [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	24,022,218
Konstantakopoulos Family [Member]
Percentage Ownership			63.60%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			299,200